Gain on disposals	12 Months Ended
Dec. 31, 2020
Gain (Loss) on Disposition of Assets [Abstract]
Gain on disposals
Note 6 - Gain on disposals
We have recognized the following gains and losses on disposal for the year ended December 31, 2020:

(In $ millions)	Number of Rigs Sold	Net proceeds / recoverable amount	Book value on disposals	Gain
Total	6	33.5	14.5	19.0

In first quarter of 2020 we sold the “B391” resulting in a loss of $0.4 million and in the second quarter of 2020 we completed the sale “B152” and “Dhabi II” resulting in a combined gain of $12.8 million. During the third quarter we sold the MSS1 and recorded no gain or loss on sale, as the rig had previously been impaired to its sale value (see note 13). During the fourth quarter we sold the Atla for a recorded gain of $5.0 million after the rig had previously been written down to its fair value in the prior quarter. In addition, in the fourth quarter, we sold the Eir which had been held for sale at December 31, 2019 and recorded no gain or loss on sale. In 2020, a gain of $1.6 million related to the sale of rig related equipment.

During the third quarter, we entered into a sale agreement to sell the Balder for $4.5 million and received proceeds of $3.0 million in November 2020, the vessel was held for sale at December 31, 2020 and the sale was completed in February 2021 (see note 32).

We have recognized the following gains on disposal for the year ended December 31, 2019:

(In $ millions)	Number of Rigs Sold	Net proceeds / recoverable amount	Book value on disposals	Gain
Total	2	8.5	2.1	6.4

In May 2019 we entered into a sale agreement for the “Baug”, “C20051” and “Eir” in May 2019. The sale of “Baug” and “C20051” closed in May 2019 and we recorded a gain of $3.9 million in connection with the transaction.

An impairment loss of $11.4 million was recognized for the “Eir” in the May 2019 transaction as a result of entering into a sale agreement, which resulted in us reducing the book value to the expected sale value. As of December 31, 2019, we consider that the consideration for held for sale presentation continues to be achieved and the “Eir” is classified within jack-up drilling rigs held for sale. Included in the 2019 gain is a gain of $2.5 million related to sale of rig related equipment.

We have recognized the following gains and losses on disposal for the year ended December 31, 2018:

(In $ millions)	Number of Rigs sold	Net proceeds / recoverable amount	Book value on disposals	Gain
Total	18	37.6	18.8	18.8
All disposals for the years ended December 31, 2020, 2019 and 2018 are within our dayrate segment and part of our strategy to dispose of older assets.